Common Stock and Preferred Stock (Details Narrative) - USD ($)		12 Months Ended
	Nov. 04, 2022	Dec. 31, 2023	Jun. 30, 2024	Sep. 22, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Common Stock, Shares Authorized		250,000,000	250,000,000		400,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 18.00	$ 0.0001
Common Stock, Shares, Outstanding		73,829,536	74,000,234		64,626,430
Dividends, Cash		$ 0
Conversion of Stock, Shares Converted	1,000
Preferred Stock, Shares Authorized		1,000,000	1,000,000
Preferred Stock, Shares Outstanding		0	0
Conduit Pharmaceuticals Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Conversion of Stock, Shares Converted	32,313,215
Corvus Capital Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares	1,000